UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   660 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticutt 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          5/14/99
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]





Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             38
                                               -------------

Form 13F Information Table Value Total:          $124,219
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
Abgenix Inc.                      Common Stock   00339B107    1,400  100,000  SH         sole              100,000
------------------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Sys.     Common Stock   00757T101      878  132,500  SH         sole              132,500
------------------------------------------------------------------------------------------------------------------------------------
Alza Corp. Del.                   Common Stock   022615108    2,438   64,800  SH         sole               64,800
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                        Common Stock   031162100    4,003   51,000  SH         sole               51,000
------------------------------------------------------------------------------------------------------------------------------------
Biotime Inc.                      Common Stock   09066L105    1,957  118,379  SH         sole              118,379
------------------------------------------------------------------------------------------------------------------------------------
Centocor Inc.                     Common Stock   152342101    5,463  147,680  SH         sole              147,680
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc.                     Common Stock   156708109      789   85,000  SH         sole               85,000
------------------------------------------------------------------------------------------------------------------------------------
EP Medsystems Inc.                Common Stock   26881P103       34   12,500  SH         sole               12,500
------------------------------------------------------------------------------------------------------------------------------------
Endosonics Corp.                  Common Stock   29264K105    1,970  303,000  SH         sole              303,000
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc.                        Common Stock   293904108   22,113 1,517,000 SH         sole                1,517
------------------------------------------------------------------------------------------------------------------------------------
Exogen Inc.                       Common Stock   302092101      393  155,000  SH         sole                  155
------------------------------------------------------------------------------------------------------------------------------------
Geltex Pharmaceuticals Inc.       Common Stock   368538104      631   42,500  SH         sole               42,500
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc.              Common Stock   375558103    5,194  116,400  SH         sole              116,400
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp.        Common Stock   449370105    5,653  111,700  SH         sole              111,700
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co.                   Common Stock   532457108    5,593   63,844  SH         sole               63,844
------------------------------------------------------------------------------------------------------------------------------------
Liposome Co. Inc.                 Common Stock   536310105    2,459  188,182  SH         sole              188,182
------------------------------------------------------------------------------------------------------------------------------------
LJL Biosystems Inc.               Common Stock   501873103    1,364  355,600  SH         sole              355,600
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc.                 Common Stock   55268B106      535    6,040  SH         sole                6,040
------------------------------------------------------------------------------------------------------------------------------------
Macrochem Corp. Del.              Common Stock   555903103    3,645  370,500  SH         sole              370,500
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                    Common Stock   584699102    5,034   84,800  SH         sole               84,800
------------------------------------------------------------------------------------------------------------------------------------
Megabios Corp. Del.               Common Stock   58515T102      592  145,498  SH         sole              145,498
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                   Common Stock   594918104      287    3,200  SH         sole                3,200
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals Inc.   Common Stock   599902103    1,670   52,000  SH         sole               52,000
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Common Stock   611662107    5,599  121,000  SH         sole              121,000
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc.              Common Stock   62855J104      808   90,900  SH         sole               90,900
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Perkin Elmer Corp.                Common Stock   714041100    3,278   34,500  SH         sole               34,500
------------------------------------------------------------------------------------------------------------------------------------
St.Jude Med. Inc.                 Common Stock   790849103    1,459   59,000  SH         sole               59,000
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Schering Plough Corp.             Common Stock   806605101    3,773   67,000  SH         sole               67,000
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Sepracor Inc.                     Common Stock   817315104    8,452   76,400  SH         sole               76,400
------------------------------------------------------------------------------------------------------------------------------------
Sugen Inc.                        Common Stock   865041107    3,613  169,000  SH         sole              169,000
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Transkaryotic Therapies Inc.      Common Stock   893735100    1,146   34,800  SH         sole               34,800
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U S  Bioscience Inc.              Common Stock   911646206    5,177  456,000  SH         sole              456,000
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U S  Bioscience Inc.              Common Stock   9116469FA      325      500  SH CALL    sole                  500
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U S  Bioscience Inc.              Common Stock   9116469FB      921    1,070  SH CALL    sole                1,070
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Vertex Pharmaceuticals Inc.       Common Stock   92532F100    2,177   87,500  SH         sole               87,500
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Visible Genetics Inc.             Common Stock   92829S104    9,798  567,480  SH         sole              567,480
------------------------------------------------------------------------------------------------------------------------------------
Warner Lambert Co.                Common Stock   934488107    1,005   15,000  SH         sole               15,000
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Xomed Surgical Prods. Inc.        Common Stock   98412V107    2,593   64,500  SH         sole               64,500
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